Segment Reporting (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total revenues	$ 104,173	$ 69,851	$ 207,372	$ 138,154	$ 311,543	$ 257,730	$ 242,099
Property operating	(16,901)	(10,297)	(35,016)	(21,729)	(53,824)	(41,890)	(38,399)
Real estate tax expenses	(13,326)	(10,155)	(26,473)	(20,413)	(43,456)	(36,627)	(35,285)
General and administrative expenses	(4,224)		(7,272)		(6,278)
Segment profit	69,722		138,611		207,985
Corporate general and administrative expenses	(9,226)		(16,639)		(30,070)
Vesting of Class B units for asset management services					(24,037)	0	0
Termination of affiliate arrangements					(5,454)	0	0
Depreciation and amortization	(46,385)	(28,207)	(92,812)	(55,831)	(130,671)	(106,095)	(101,479)
Interest expense, net	(17,051)	(9,501)	(33,830)	(17,891)	(45,661)	(32,458)	(32,390)
Acquisition expenses					(530)	(5,803)	(5,404)
Transaction expenses	0	(4,383)	0	(6,023)	(15,713)	0	0
Other income, net					2,433	5,990	248
Net (loss) income	(14,076)	$ (1,221)	(15,913)	$ (87)	(41,718)	$ 9,043	$ 13,561
Owned Real Estate
Segment Reporting Information [Line Items]
Total revenues	94,899		189,253		303,410
Property operating	(14,058)		(29,516)		(50,328)
Real estate tax expenses	(13,076)		(26,038)		(43,247)
General and administrative expenses	(804)		(1,229)		(3,403)
Segment profit	66,961		132,470		206,432
Investment Management
Segment Reporting Information [Line Items]
Total revenues	9,274		18,119		8,133
Property operating	(2,843)		(5,500)		(3,496)
Real estate tax expenses	(250)		(435)		(209)
General and administrative expenses	(3,420)		(6,043)		(2,875)
Segment profit	2,761		6,141		$ 1,553
Other income, net	$ 137		$ 270